Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 20, 2023
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
CIK	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 20, 2023
Effective Date	dei_DocumentEffectiveDate	Jul. 21, 2023
Prospectus Date	rr_ProspectusDate	Jul. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A